RECENT ACQUISITION (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
		Apr. 01, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Recent Acquisition [Abstract]
Fair value of equity issued under merger agreement				$ 0	$ 64,536	$ 0
Non-interest expense amount				0	3,465	284
Valuation of the assets acquired and liabilities assumed [Abstract]
Goodwill				28,300	28,300
TCSB Bancorp, Inc. [Member]
Recent Acquisition [Abstract]
Equity interest issued to each holder of common stock under merger agreement (in shares)		1.1166
Total value of common stock and cash paid in lieu of fractional shares		$ 5
Equity issued under merger agreement (in shares)		2,710,000
Options issued under merger agreement (in shares)		190,000
Fair value of equity issued under merger agreement		$ 64,500
Non-interest expense amount				$ 0	$ 3,500	$ 300
Valuation of the assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents							$ 23,521
Interest bearing deposits - time							4,054
Securities available for sale							6,066
Federal Home Loan Bank stock							778
Loans, net							295,799
Property and equipment, net							1,067
Capitalized mortgage loan servicing rights							3,047
Accrued income and other assets							3,362
Other intangibles	[1]						5,798
Total assets acquired							343,492
Deposits							287,710
Other borrowings							14,345
Subordinated debentures							3,768
Accrued expenses and other liabilities							1,429
Total liabilities assumed							307,252
Net assets acquired							36,240
Goodwill							28,300
Purchase price (fair value of consideration)							64,540
Decrease in goodwill			$ (700)
Fair value of acquired receivables							292,900
Gross contractual amounts receivable							$ 298,600
TCSB Bancorp, Inc. [Member] | Core Deposits [Member]
Valuation of the assets acquired and liabilities assumed [Abstract]
Estimated fair value of intangible assets		$ 5,800
Estimated useful life				10 years

[1]	Relates to core deposit intangibles (see note #7).